Summary of Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 300,000
Notes Payable	622,242	584,813	589,665
Less: current portion, net of discount	(7,971)	(8,125)	(4,856)
Long-term portion	614,271	576,688	584,809
2011 Term Facility
Debt Instrument [Line Items]
Notes Payable		584,813
2013 Term Facility
Debt Instrument [Line Items]
Notes Payable	322,242
Senior Notes
Debt Instrument [Line Items]
Senior Notes	$ 300,000